Basic and Diluted Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Summary of Securities Excluded From Calculation of Weighted Average Common Shares Outstanding

The following securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive or performance or market conditions had not been met at the end of the period:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2017	2016	2017
Convertible preferred stock:
Series A convertible preferred stock	12,043,108	—	12,043,108	—
Series B convertible preferred stock	6,120,050	—	6,120,050	—
Warrant to purchase Series A convertible preferred stock	84,360	—	84,360	—
Stock options	6,699,048	7,383,928	6,699,048	7,383,928
Restricted stock units	—	42,925	—	42,925

The following securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive for the years ended December 31:

	2014	2015	2016
Convertible preferred stock:
Series A convertible preferred stock	12,043,108	12,043,108	12,043,108
Series B convertible preferred stock	6,120,050	6,120,050	6,120,050
Warrant to purchase Series A convertible preferred stock	84,360	84,360	84,360
Stock options	3,886,408	4,589,988	6,784,448